Condensed Consolidated Statements of Changes in Equity (Parentheticals) (Unaudited)	12 Months Ended
Dec. 31, 2025 $ / shares
Condensed Consolidated Interim Statements of Changes in Equity [Abstract]
Cash dividend declared (in Dollars per share)	$ 0.2